Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Schedule of reportable segments

The following summary describes the operations of each reportable segment.

Reportable segments	Operations
Includes the following solutions:
SaaS (Software-as-a-Service)	i.	Zenvia Attraction: Active multi-channel end-customer acquisition campaigns utilizing data intelligence and multi-channel automation.
	ii.	Zenvia Conversion: Converting leads into sales using multiple communication channels.
	iii.	Zenvia Service: Enabling companies to provide customer service with structured support across multiple channels.
	iv.	Zenvia Success: Protect and expand customer revenue through cross-selling and upselling.
CPaaS (Communications Platform as a Service)	Includes services such as SMS, Voice, WhatsApp, Instagram and Webchat, all such applications being orchestrated and automated by chatbots, single customer view, journey designer, documents composer and authentication.

Schedule of performance obligations and revenue recognition policies

The following table provides information about the nature and timing of satisfaction of performance obligations in customer contracts, including significant payment terms, and related revenue recognition policies.

Type of Services	Nature and timing of satisfaction of performance obligations, including significant payment terms	Revenue recognition policy
CPaaS (Communications Platform as a Service) solutions	The CPaaS revenue derives primarily from fees based on use of the services available on our communication platform. The use of these services is measured by volume usage and revenues are recognized over the period of use. The Company provides services to clients with fixed-term contracts for a fixed or indefinite period. Small customers and customers who pay by credit card are billed in advance, while large customers are billed monthly. Collections are made within thirty days of billing.	Revenue is recognized when control of services is transferred to customers in an amount that reflects the consideration we expect to receive in exchange for those products or services. Revenue is recognized net of any taxes levied on customers, which are subsequently remitted to government authorities. Invoiced amounts are recorded in accounts receivable and in revenue or advances from customers, depending on whether the revenue recognition criteria are met. The company’s agreements with customers do not provide rights of return.
SaaS (Software-as-a-Service)	The nature of the SaaS services refers to license subscriptions for the use of Zenvia platforms, where it is recognized proportionally to the time contracted. In general, licenses are billed monthly on the postpaid model.	Revenue is recognized when control of services is transferred to customers in an amount that reflects the consideration we expect to receive in exchange for those products or services – over the time of license usage entitlement. Revenue is recognized net of any taxes levied on customers, which are subsequently remitted to government authorities. Invoiced amounts are recorded in accounts receivable and in revenue or advances from customers, depending on whether the revenue recognition criteria are met. The company’s agreements with customers do not provide rights of return, and do not provide customers with the right to take possession of the software that supports the applications.

Schedule of fair value measurement

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net income, including interest or dividend income, is recognized in profit or loss.
Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. Amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.